UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2004

Check here if Amendment  [ X ];   Amendment Number:  1
This Amendment (Check only one.):  [   ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    February 12, 2005


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      18

Form13F Information Table Value Total:      $14,250 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109      345    10700 SH       SOLE    NONE            10700        0        0
DANA CORP                      COM              235811106      392    22600 SH       SOLE    NONE            22600        0        0
DELUXE                         COM              248019101     1893    50700 SH       SOLE    NONE            50700        0        0
FREESCALE SEMICONDUCTOR - B    COM              35687M206       13      700 SH       SOLE    NONE              700        0        0
GAMESTOP CORP CL B             B                36466R200      102     4546 SH       SOLE    NONE             4546        0        0
GIANT INDUSTRIES INC           COM              374508109      146     5500 SH       SOLE    NONE             5500        0        0
IPC HOLDINGS LTD               COM              G4933P101      383     8800 SH       SOLE    NONE             8800        0        0
IPSCO INC                      COM              462622101      488    10200 SH       SOLE    NONE            10200        0        0
KOMAG INC                      COM              500453204      205    10900 SH       SOLE    NONE            10900        0        0
MERCURY GENERAL                COM              589400100     6591   110000 SH       SOLE    NONE           110000        0        0
METALS USA INC                 COM              591324207      154     8300 SH       SOLE    NONE             8300        0        0
NATL WSTN LIFE INS CO  -CL A   A                638522102      183     1100 SH       SOLE    NONE             1100        0        0
NEWFIELD EXPLORATION CO        COM              651290108     1825    30900 SH       SOLE    NONE            30900        0        0
SAXON CAPITAL INC              COM              80556T106      283    11800 SH       SOLE    NONE            11800        0        0
SOUTHERN PERU COPPER           COM              843611104      194     4100 SH       SOLE    NONE             4100        0        0
SOUTHERN UNION CO              COM              844030106      372    15500 SH       SOLE    NONE            15500        0        0
WCI COMMUNITIES INC            COM              92923C104      315    10700 SH       SOLE    NONE            10700        0        0
WESTAR ENERGY INC              COM              95709T100      366    16000 SH       SOLE    NONE            16000        0        0